Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005457
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,127		$ 10,370		$ 10,765		$ 11,170		$ 11,841		$ 12,197		$ 12,737		$ 13,577		$ 13,466		$ 13,922		$ 14,988		$ 12,955		$ 14,716		$ 15,343		$ 15,593		$ 17,000		$ 13,662		$ 16,461		$ 17,923		$ 20,093		$ 21,325		$ 23,138		$ 23,264	$ 25,820	$ 24,621	$ 20,646	$ 19,627	$ 21,100	$ 22,674	$ 24,643	$ 23,825	$ 26,598	$ 29,394	$ 30,638	$ 32,424	$ 33,190	$ 31,758	$ 35,212	$ 38,056	$ 39,047
C000159677
Account Value [Line Items]
Accumulated Value			500,000		506,648		518,978		538,822		559,355		593,136		611,239		638,578		680,880		675,595		698,691		752,439		650,662		739,330		771,098		783,990		854,915		687,359		828,337		902,200		1,011,692		1,074,032		1,165,640		1,172,274	1,301,389	1,241,488	1,041,336	990,411	1,065,217	1,145,024	1,244,904	1,203,982	1,344,621	1,486,347	1,549,806	1,640,708	1,680,128	1,608,074	1,783,741	1,928,308	1,979,312
C000219327
Account Value [Line Items]
Accumulated Value	$ 10,840	$ 10,000		$ 13,066		$ 14,233		$ 15,962		$ 16,948		$ 18,397		$ 18,503		$ 20,544		$ 19,599		$ 16,443		$ 15,640		$ 16,824		$ 18,087		$ 19,667		$ 19,023		$ 21,248		$ 23,488		$ 24,494		$ 25,936		$ 26,561		$ 25,426		$ 28,206		$ 30,498		$ 31,308
S&P 500 Index
Account Value [Line Items]
Accumulated Value			10,000		10,135		10,384		10,784		11,196		11,875		12,242		12,790		13,640		13,537		14,002		15,081		13,042		14,822		15,460		15,723		17,149		13,788		16,620		18,105		20,304		21,558		23,401		23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 506,739		$ 519,181		$ 539,180		$ 559,800		$ 593,758		$ 612,094		$ 639,518		$ 682,013		$ 676,835		$ 700,077		$ 754,058		$ 652,111		$ 741,111		$ 773,007		$ 786,135		$ 857,437		$ 689,397		$ 831,021		$ 905,227		$ 1,015,195		$ 1,077,883		$ 1,170,030		$ 1,176,840	$ 1,306,611	$ 1,246,526	$ 1,045,822	$ 994,758	$ 1,069,973	$ 1,150,189	$ 1,250,740	$ 1,209,798	$ 1,351,243	$ 1,493,879	$ 1,557,874	$ 1,649,579	$ 1,689,320	$ 1,617,149	$ 1,794,104	$ 1,939,867	$ 1,991,370
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,839	$ 10,000		$ 13,066		$ 14,233		$ 15,962		$ 16,947		$ 18,396		$ 18,503		$ 20,544		$ 19,599		$ 16,443		$ 15,640		$ 16,823		$ 18,084		$ 19,665		$ 19,021		$ 21,245		$ 23,488		$ 24,494		$ 25,936		$ 26,561		$ 25,426		$ 28,208		$ 30,500		$ 31,310